AMALGAMATION (Tables)	12 Months Ended
Dec. 31, 2022
Amalgamation
SUMMARY OF COST OF ACQUISITION

The costs of the acquisition have been allocated as follows:

FV of shares transferred	$77,431,152
FV of options, warrants and agent warrants	9,665,577
FV of preferred shares	31,516
Settlement of pre-existing relationship – 15% warrant and shares*	(47,985,863)
Total FV of consideration transferred	$39,142,383

Cash	$11,051,917
Trade and other receivables	450,522
Property, plant and equipment	14,111
Trade payables and accrued liabilities	(1,548,582)
Net assets acquired	9,967,968
Loss on acquisition	29,174,415
$39,142,383

*Pre-existing relationship

Before the closing of the RTO, NAN owned 7,667,707 common shares of PNRC and a 15% warrant which entitled NAN to purchase common shares of PNRC, for up to 15% of the then outstanding capital of PNRC, upon payment of US $10,000,000 prior to the fifth anniversary of the date of issue. Prior to the date that the Amalgamation became effective, the PNRC shares and the 15% warrant held by NAN were contributed to NAN Subco, as part of the securities contribution, resulting in such securities being cancelled by operation of the triangular amalgamation.

Prior to the RTO, the fair value of the 15% warrant and the shares held by NAN were $28,275,255 and $19,710,608, respectively. The fair value of the shares was calculated based on the last offer price of PNRC financing prior to the RTO, and the fair value of the warrants was calculated using the Black-Sholes Model with the following assumptions: expected life of 2.57 years, expected dividend yield of 0%, a risk free rate of 3.14% and an expected volatility of 141.63%. As they were the securities contributed by NAN on the closing of the RTO, the fair value of the warrants and shares were included as part of the consideration on the acquisition date.

SCHEDULE OF FAIR VALUE ASSUMPTIONS OF OPTIONS AND WARRANTS

The fair value of NAN’s options and warrants as at August 3, 2022 was calculated using the following assumptions:

As of August 3, 2022	Warrants	Options
Expected dividend yield	0%	0%
Share price of last financing	$0.48	$0.48
Expected share price volatility	64.91% -113.22%	133.15% - 143.3%
Risk free interest rate	3.18%	2.85% - 3.08%
Remaining life of warrants & options	0.03 - 2 years	2.56 – 4.23 years